GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Mar. 31, 2022
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

		Year ended 31 March 2022	Year ended 31 March 2021	Year ended 31 March 2020
	Notes	USD	USD	USD
Employee benefit expenses	5	35,510,826	44,433,520	26,106,003
Amortization of intangible assets	11	3,821,276	2,021,722	-
Depreciation of property, plant and equipment	12	263,407	817,597	791,714
Depreciation of right-of-use assets	13	1,493,946	1,963,787	1,965,711
Operating lease expense in respect of short-term leases		158,501	184,983	239,200
Auditor’s remuneration	(a)	1,062,731	653,582	326,557
Legal and professional fees	(b)	11,073,190	4,970,555	6,524,305
Marketing and promotions	(c)	11,191,580	3,223,609	698,412
Software maintenance		864,406	714,063	3,303,135
Technology	(d)	5,769,085	4,584,780	1,113,871
Other expenses		1,302,128	1,347,923	1,915,736
		72,511,076	64,916,121	42,984,644